Average Annual Total Returns - AZL DFA International Core Equity Fund	Apr. 30, 2021
MSCIEAFEIndex [Member]
Average Annual Return:
1 Year	8.28%	[1]
5 Years	7.97%	[1]
Since Inception	4.97%	[1]
Inception Date	Apr. 27, 2015	[1]
MSCIWorldEXUSAIndex [Member]
Average Annual Return:
1 Year	8.09%	[1]
5 Years	8.19%	[1]
Since Inception	4.89%	[1]
Inception Date	Apr. 27, 2015	[1]
AZL DFA International Core Equity Fund
Average Annual Return:
1 Year	7.25%
5 Years	6.76%
Since Inception	4.04%
Inception Date	Apr. 27, 2015

[1]	Reflects no deduction for fees, expenses, or taxes.